Distribution Date:	11/18/21	BANK 2017-BNK9
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2017-BNK9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower,One Bryant Park | New York, NY 10036
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9090
Historical Detail	18		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road, | Columbia, MD 21045
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		General Contact	(302) 636-4140
			1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	06540RAA2	2.322000%	26,278,000.00	7,230,043.31	519,797.54	13,990.13	0.00	0.00	533,787.67	6,710,245.77	30.60%	30.00%
A-2	06540RAB0	2.766000%	27,104,000.00	27,104,000.00	0.00	62,474.72	0.00	0.00	62,474.72	27,104,000.00	30.60%	30.00%
A-SB	06540RAC8	3.470000%	39,690,000.00	39,690,000.00	0.00	114,770.25	0.00	0.00	114,770.25	39,690,000.00	30.60%	30.00%
A-3	06540RAD6	3.279000%	170,000,000.00	170,000,000.00	0.00	464,525.00	0.00	0.00	464,525.00	170,000,000.00	30.60%	30.00%
A-4	06540RAE4	3.538000%	437,655,000.00	437,655,000.00	0.00	1,290,352.83	0.00	0.00	1,290,352.83	437,655,000.00	30.60%	30.00%
A-S	06540RAH7	3.829000%	41,293,000.00	41,293,000.00	0.00	131,759.08	0.00	0.00	131,759.08	41,293,000.00	26.39%	25.88%
B	06540RAJ3	4.031000%	82,586,000.00	82,586,000.00	0.00	277,420.14	0.00	0.00	277,420.14	82,586,000.00	17.98%	17.63%
C	06540RAK0	4.358220%	51,303,000.00	51,303,000.00	0.00	186,324.81	0.00	0.00	186,324.81	51,303,000.00	12.75%	12.50%
D	06540RAU8	2.800000%	47,549,000.00	47,549,000.00	0.00	110,947.67	0.00	0.00	110,947.67	47,549,000.00	7.90%	7.75%
E	06540RAW4	3.367000%	21,273,000.00	21,273,000.00	0.00	59,688.49	0.00	0.00	59,688.49	21,273,000.00	5.74%	5.63%
F	06540RAY0	3.367000%	15,015,000.00	15,015,000.00	0.00	42,129.59	0.00	0.00	42,129.59	15,015,000.00	4.21%	4.13%
G	06540RBA1	3.367000%	41,293,526.00	41,293,526.00	0.00	76,590.15	0.00	0.00	76,590.15	41,293,526.00	0.00%	0.00%
R	06540RBC7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR	BCC2F3FW7	4.358220%	52,686,290.90	51,683,766.86	27,357.77	185,640.72	0.00	0.00	212,998.49	51,656,409.09	0.00%	0.00%
Interest
Regular SubTotal			1,053,725,816.90	1,033,675,336.17	547,155.31	3,016,613.58	0.00	0.00	3,563,768.89	1,033,128,180.86

Notional Certificates
X-A	06540RAF1	0.932362%	700,727,000.00	681,679,043.32	0.00	529,643.19	0.00	0.00	529,643.19	681,159,245.77
X-B	06540RAG9	0.279006%	175,182,000.00	175,182,000.00	0.00	40,730.74	0.00	0.00	40,730.74	175,182,000.00
X-D	06540RAL8	1.558220%	47,549,000.00	47,549,000.00	0.00	61,743.18	0.00	0.00	61,743.18	47,549,000.00
X-E	06540RAN4	0.991220%	21,273,000.00	21,273,000.00	0.00	17,571.86	0.00	0.00	17,571.86	21,273,000.00
X-F	06540RAQ7	0.991220%	15,015,000.00	15,015,000.00	0.00	12,402.64	0.00	0.00	12,402.64	15,015,000.00
X-G	06540RAS3	0.991220%	41,293,526.00	41,293,526.00	0.00	34,109.15	0.00	0.00	34,109.15	41,293,526.00
Notional SubTotal			1,001,039,526.00	981,991,569.32	0.00	696,200.76	0.00	0.00	696,200.76	981,471,771.77

Deal Distribution Total					547,155.31	3,712,814.34	0.00	0.00	4,259,969.65

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06540RAA2	275.13674214	19.78071162	0.53238945	0.00000000	0.00000000	0.00000000	0.00000000	20.31310107	255.35603052
A-2	06540RAB0	1,000.00000000	0.00000000	2.30500000	0.00000000	0.00000000	0.00000000	0.00000000	2.30500000	1,000.00000000
A-SB	06540RAC8	1,000.00000000	0.00000000	2.89166667	0.00000000	0.00000000	0.00000000	0.00000000	2.89166667	1,000.00000000
A-3	06540RAD6	1,000.00000000	0.00000000	2.73250000	0.00000000	0.00000000	0.00000000	0.00000000	2.73250000	1,000.00000000
A-4	06540RAE4	1,000.00000000	0.00000000	2.94833334	0.00000000	0.00000000	0.00000000	0.00000000	2.94833334	1,000.00000000
A-S	06540RAH7	1,000.00000000	0.00000000	3.19083331	0.00000000	0.00000000	0.00000000	0.00000000	3.19083331	1,000.00000000
B	06540RAJ3	1,000.00000000	0.00000000	3.35916669	0.00000000	0.00000000	0.00000000	0.00000000	3.35916669	1,000.00000000
C	06540RAK0	1,000.00000000	0.00000000	3.63185018	0.00000000	0.00000000	0.00000000	0.00000000	3.63185018	1,000.00000000
D	06540RAU8	1,000.00000000	0.00000000	2.33333340	0.00000000	0.00000000	0.00000000	0.00000000	2.33333340	1,000.00000000
E	06540RAW4	1,000.00000000	0.00000000	2.80583322	0.00000000	0.00000000	0.00000000	0.00000000	2.80583322	1,000.00000000
F	06540RAY0	1,000.00000000	0.00000000	2.80583350	0.00000000	0.00000000	0.00000000	0.00000000	2.80583350	1,000.00000000
G	06540RBA1	1,000.00000000	0.00000000	1.85477380	0.95105950	10.98885452	0.00000000	0.00000000	1.85477380	1,000.00000000
R	06540RBC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2F3FW7	980.97182355	0.51925785	3.52351089	0.03923184	0.45550198	0.00000000	0.00000000	4.04276874	980.45256570

Notional Certificates
X-A	06540RAF1	972.81686494	0.00000000	0.75584813	0.00000000	0.00000000	0.00000000	0.00000000	0.75584813	972.07506742
X-B	06540RAG9	1,000.00000000	0.00000000	0.23250528	0.00000000	0.00000000	0.00000000	0.00000000	0.23250528	1,000.00000000
X-D	06540RAL8	1,000.00000000	0.00000000	1.29851690	0.00000000	0.00000000	0.00000000	0.00000000	1.29851690	1,000.00000000
X-E	06540RAN4	1,000.00000000	0.00000000	0.82601702	0.00000000	0.00000000	0.00000000	0.00000000	0.82601702	1,000.00000000
X-F	06540RAQ7	1,000.00000000	0.00000000	0.82601665	0.00000000	0.00000000	0.00000000	0.00000000	0.82601665	1,000.00000000
X-G	06540RAS3	1,000.00000000	0.00000000	0.82601689	0.00000000	0.00000000	0.00000000	0.00000000	0.82601689	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/21 - 10/30/21	30	0.00	13,990.13	0.00	13,990.13	0.00	0.00	0.00	13,990.13	0.00
A-2	10/01/21 - 10/30/21	30	0.00	62,474.72	0.00	62,474.72	0.00	0.00	0.00	62,474.72	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	114,770.25	0.00	114,770.25	0.00	0.00	0.00	114,770.25	0.00
A-3	10/01/21 - 10/30/21	30	0.00	464,525.00	0.00	464,525.00	0.00	0.00	0.00	464,525.00	0.00
A-4	10/01/21 - 10/30/21	30	0.00	1,290,352.83	0.00	1,290,352.83	0.00	0.00	0.00	1,290,352.83	0.00
X-A	10/01/21 - 10/30/21	30	0.00	529,643.19	0.00	529,643.19	0.00	0.00	0.00	529,643.19	0.00
X-B	10/01/21 - 10/30/21	30	0.00	40,730.74	0.00	40,730.74	0.00	0.00	0.00	40,730.74	0.00
X-D	10/01/21 - 10/30/21	30	0.00	61,743.18	0.00	61,743.18	0.00	0.00	0.00	61,743.18	0.00
X-E	10/01/21 - 10/30/21	30	0.00	17,571.86	0.00	17,571.86	0.00	0.00	0.00	17,571.86	0.00
X-F	10/01/21 - 10/30/21	30	0.00	12,402.64	0.00	12,402.64	0.00	0.00	0.00	12,402.64	0.00
X-G	10/01/21 - 10/30/21	30	0.00	34,109.15	0.00	34,109.15	0.00	0.00	0.00	34,109.15	0.00
A-S	10/01/21 - 10/30/21	30	0.00	131,759.08	0.00	131,759.08	0.00	0.00	0.00	131,759.08	0.00
B	10/01/21 - 10/30/21	30	0.00	277,420.14	0.00	277,420.14	0.00	0.00	0.00	277,420.14	0.00
C	10/01/21 - 10/30/21	30	0.00	186,324.81	0.00	186,324.81	0.00	0.00	0.00	186,324.81	0.00
D	10/01/21 - 10/30/21	30	0.00	110,947.67	0.00	110,947.67	0.00	0.00	0.00	110,947.67	0.00
E	10/01/21 - 10/30/21	30	0.00	59,688.49	0.00	59,688.49	0.00	0.00	0.00	59,688.49	0.00
F	10/01/21 - 10/30/21	30	0.00	42,129.59	0.00	42,129.59	0.00	0.00	0.00	42,129.59	0.00
G	10/01/21 - 10/30/21	30	413,336.20	115,862.75	0.00	115,862.75	39,272.60	0.00	0.00	76,590.15	453,768.55
RR Interest	10/01/21 - 10/30/21	30	21,852.37	187,707.70	0.00	187,707.70	2,066.98	0.00	0.00	185,640.72	23,998.71
Totals			435,188.57	3,754,153.92	0.00	3,754,153.92	41,339.58	0.00	0.00	3,712,814.34	477,767.26

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,259,969.65
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,769,847.60	Master Servicing Fee	7,624.77
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,620.33
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	445.05
ARD Interest	0.00	Operating Advisor Fee	1,464.33
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	249.23
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,769,847.60	Total Fees	15,693.71

Principal		Expenses/Reimbursements
Scheduled Principal	547,155.31	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	24,059.79
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	16,654.97
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	624.82
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	547,155.31	Total Expenses/Reimbursements	41,339.58

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,712,814.34
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	547,155.31
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,259,969.65
Total Funds Collected	4,317,002.91	Total Funds Distributed	4,317,002.94

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,033,675,337.14	1,033,675,337.14	Beginning Certificate Balance	1,033,675,336.17
(-) Scheduled Principal Collections	547,155.31	547,155.31	(-) Principal Distributions	547,155.31
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,033,128,181.83	1,033,128,181.83	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,034,982,500.23	1,034,982,500.23	Ending Certificate Balance	1,033,128,180.86
Ending Actual Collateral Balance	1,034,529,091.03	1,034,529,091.03

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.97)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.97)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.36%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	2,171,268.32	0.21%	72	4.5800	NAP	Defeased	1	2,171,268.32	0.21%	72	4.5800	NAP
	5,000,000 or less	8	24,720,958.96	2.39%	72	4.7587	1.731843	1.40 or less	14	299,969,907.24	29.04%	73	4.4835	(0.244674)
5,000,001 to 10,000,000		11	84,643,770.60	8.19%	67	4.6061	1.440748	1.41 to 1.50	2	24,893,135.57	2.41%	73	4.6725	1.477791
10,000,001 to 15,000,000		6	72,837,574.63	7.05%	61	4.5100	2.410476	1.51 to 1.60	3	27,871,892.09	2.70%	72	4.4635	1.589047
15,000,001 to 25,000,000		8	145,383,173.76	14.07%	74	4.2287	2.344228	1.61 to 1.70	3	50,053,223.82	4.84%	73	4.3052	1.658709
25,000,001 to 50,000,000		6	213,284,218.26	20.64%	72	4.2924	1.734932	1.71 to 1.80	3	68,932,003.08	6.67%	72	4.2160	1.765033
	50,000,001 or greater	6	490,087,217.30	47.44%	73	4.0793	1.252193	1.81 to 1.90	2	23,331,189.47	2.26%	73	4.4210	1.886714
	Totals	46	1,033,128,181.83	100.00%	71	4.2351	1.614905	1.91 to 2.50	9	296,805,464.35	28.73%	73	4.1754	2.296555
								2.51 to 3.00	5	185,950,000.00	18.00%	66	3.9007	2.701779
								3.01 or greater	4	53,150,097.89	5.14%	64	3.8758	4.222891
								Totals	46	1,033,128,181.83	100.00%	71	4.2351	1.614905
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	2,171,268.32	0.21%	72	4.5800	NAP	Tennessee	2	17,231,930.36	1.67%	72	4.6489	1.736586
Alabama	1	1,000,769.63	0.10%	71	4.3790	2.802300	Texas	11	118,013,866.72	11.42%	75	4.2172	0.730633
Arizona	2	40,010,000.00	3.87%	72	4.2326	2.263187	Utah	2	6,020,702.92	0.58%	71	4.6010	2.035189
California	10	241,668,219.09	23.39%	67	4.0480	1.229308	Virginia	3	15,580,378.51	1.51%	40	4.2535	1.759520
Colorado	1	2,122,113.91	0.21%	71	4.3790	2.802300	Washington	2	32,120,283.34	3.11%	73	4.3157	1.785997
Delaware	1	15,073,620.14	1.46%	97	4.7900	1.363000	Wisconsin	1	3,376,266.10	0.33%	72	4.1800	2.409100
Florida	7	12,032,594.10	1.16%	72	4.2983	2.279753	Totals	89	1,033,128,181.83	100.00%	71	4.2351	1.614905
Georgia	3	29,824,644.33	2.89%	72	4.0601	2.178197
									Property Type³
Illinois	4	18,201,638.95	1.76%	72	4.5025	1.057184
Indiana	2	2,667,883.15	0.26%	71	4.2969	2.640118		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Iowa	1	2,500,937.85	0.24%	72	4.1800	2.409100		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	2	7,619,319.04	0.74%	73	4.6133	1.909008	Defeased	1	2,171,268.32	0.21%	72	4.5800	NAP
Louisiana	1	4,331,189.47	0.42%	72	4.8200	1.872300	Industrial	23	85,502,815.48	8.28%	66	4.0896	2.469499
Maryland	3	60,400,038.57	5.85%	73	4.7690	(0.018137)	Lodging	5	225,655,905.29	21.84%	73	4.4265	(0.654032)
Massachusetts	2	72,200,000.00	6.99%	72	4.2244	1.915696	Mixed Use	2	10,828,620.78	1.05%	73	4.1201	1.674976
Michigan	4	31,375,442.64	3.04%	73	4.4586	1.531767	Mobile Home Park	2	7,643,466.63	0.74%	73	4.5043	1.719140
Minnesota	3	4,171,883.01	0.40%	71	4.3790	2.802300	Multi-Family	2	41,588,960.53	4.03%	73	4.4055	1.893569
Nevada	1	9,393,639.88	0.91%	73	5.0000	0.846500	Office	16	336,748,306.44	32.60%	69	3.8677	2.375186
New Jersey	1	66,400,000.00	6.43%	76	4.3550	2.058000	Other	1	19,000,000.00	1.84%	73	4.3300	1.890000
New York	2	33,750,000.00	3.27%	73	4.3956	1.216936	Retail	35	293,338,838.41	28.39%	75	4.5104	1.968072
North Carolina	1	6,923,583.34	0.67%	71	3.7700	2.709400	Self Storage	2	10,650,000.00	1.03%	37	4.4062	3.094360
Ohio	9	34,420,188.77	3.33%	72	4.1677	2.500298	Totals	89	1,033,128,181.83	100.00%	71	4.2351	1.614905
Pennsylvania	4	111,115,056.29	10.76%	72	3.8699	2.407627
Rhode Island	1	30,000,000.00	2.90%	71	4.4450	2.502000
South Carolina	1	1,410,723.45	0.14%	71	4.3790	2.802300

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	2,171,268.32	0.21%	72	4.5800	NAP	Defeased	1	2,171,268.32	0.21%	72	4.5800	NAP
	4.0000% or less	5	270,314,971.27	26.16%	71	3.7602	2.694878	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.4999%	20	578,363,818.69	55.98%	70	4.2836	1.316465	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	18	166,959,737.67	16.16%	75	4.7418	0.965541	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	2	15,318,385.88	1.48%	96	5.2166	0.900687	37 months to 48 months	37	798,309,227.70	77.27%	72	4.3300	1.253031
	Totals	46	1,033,128,181.83	100.00%	71	4.2351	1.614905	49 months or greater	8	232,647,685.81	22.52%	70	3.9065	2.856503
								Totals	46	1,033,128,181.83	100.00%	71	4.2351	1.614905
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	2,171,268.32	0.21%	72	4.5800	NAP	Defeased	1	2,171,268.32	0.21%	72	4.5800	NAP
	60 months or less	3	28,727,715.01	2.78%	13	4.3083	2.594464	Interest Only	15	602,350,000.00	58.30%	70	4.0748	1.805498
61 months to 120 months		41	996,304,452.50	96.44%	73	4.2244	1.590364	240 months or less	1	8,477,715.01	0.82%	13	4.3150	1.215300
121 months to 144 months		1	5,924,746.00	0.57%	132	5.5600	0.986600	241 months to 300 months	3	28,169,780.88	2.73%	86	4.5488	1.515080
	145 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	26	391,959,417.62	37.94%	73	4.4553	1.337742
	Totals	46	1,033,128,181.83	100.00%	71	4.2351	1.614905	Totals	46	1,033,128,181.83	100.00%	71	4.2351	1.614905
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	2,171,268.32	0.21%	72	4.5800	NAP				None
Underwriter's Information		1	20,000,000.00	1.94%	69	3.5625	4.830000
	1 year or less	43	1,008,893,264.00	97.65%	71	4.2469	1.550364
	1 year to 2 years	1	2,063,649.51	0.20%	71	4.6300	1.993000
	2 years or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	1,033,128,181.83	100.00%	71	4.2351	1.614905
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310942546	OF	Philadelphia	PA	Actual/360	3.844%	348,554.70	0.00	0.00	N/A	11/11/27	--	105,300,000.00	105,300,000.00	11/11/21
2	300801692	Various Various		Various	Actual/360	3.770%	312,464.93	0.00	0.00	N/A	10/01/27	--	96,250,000.00	96,250,000.00	11/01/21
3	310942335	LO	Dana Point	CA	Actual/360	4.340%	317,663.89	0.00	0.00	N/A	12/11/27	--	85,000,000.00	85,000,000.00	10/11/21
4	309340004	LO	Plano	TX	Actual/360	4.210%	280,045.00	110,656.61	0.00	N/A	11/01/27	--	77,247,873.91	77,137,217.30	11/01/21
5	309340005	RT	Hackensack	NJ	Actual/360	4.355%	249,009.22	0.00	0.00	N/A	03/01/28	--	66,400,000.00	66,400,000.00	11/01/21
6	453011613	OF	Santa Monica	CA	Actual/360	3.563%	122,708.33	0.00	0.00	N/A	08/09/27	--	40,000,000.00	40,000,000.00	11/09/21
6A	310942258				Actual/360	3.563%	61,354.17	0.00	0.00	N/A	08/09/27	--	20,000,000.00	20,000,000.00	11/09/21
7	300801704	OF	Boston	MA	Actual/360	4.146%	214,210.00	0.00	0.00	N/A	11/01/27	--	60,000,000.00	60,000,000.00	11/01/21
8	300801709	LO	Linthicum Heights	MD	Actual/360	4.820%	186,147.90	64,694.44	0.00	N/A	12/01/27	--	44,848,912.70	44,784,218.26	09/01/20
9	453011673	Various Various		Various	Actual/360	4.180%	143,977.78	0.00	0.00	N/A	11/05/27	--	40,000,000.00	40,000,000.00	11/05/21
10	300801696	RT	Gilbert	AZ	Actual/360	4.387%	113,330.83	0.00	0.00	N/A	11/01/27	--	30,000,000.00	30,000,000.00	11/01/21
11	300801679	RT	Warwick	RI	Actual/360	4.445%	114,829.17	0.00	0.00	N/A	10/01/27	--	30,000,000.00	30,000,000.00	11/01/21
12	300801717	MF	Kenmore	WA	Actual/360	4.385%	107,615.21	0.00	0.00	N/A	12/01/27	--	28,500,000.00	28,500,000.00	11/01/21
13	310943184	RT	Various	Various	Actual/360	4.379%	88,613.93	0.00	0.00	N/A	10/06/27	--	23,500,000.00	23,500,000.00	11/06/21
14	310940657	98	Oxnard	CA	Actual/360	4.330%	70,843.61	0.00	0.00	N/A	12/11/27	--	19,000,000.00	19,000,000.00	11/11/21
15	1750593	OF	Novi	MI	Actual/360	4.080%	61,196.24	28,914.90	0.00	N/A	12/01/27	--	17,418,285.47	17,389,370.57	11/01/21
16	310940990	IN	Richmond	CA	Actual/360	4.010%	57,661.06	28,377.50	0.00	N/A	10/11/27	--	16,698,560.55	16,670,183.05	11/11/21
17	300801716	RT	New York	NY	Actual/360	4.270%	65,265.76	0.00	0.00	N/A	12/01/27	--	17,750,000.00	17,750,000.00	10/01/21
18	1750402	RT	Dover	DE	Actual/360	4.790%	62,307.07	32,142.30	0.00	N/A	12/01/29	--	15,105,762.44	15,073,620.14	11/01/21
19	1750107	RT	Brooklyn	NY	Actual/360	4.535%	62,482.22	0.00	0.00	N/A	12/01/27	--	16,000,000.00	16,000,000.00	11/01/21
20	610942229	OF	Torrance	CA	Actual/360	4.345%	52,381.39	0.00	0.00	N/A	11/11/22	--	14,000,000.00	14,000,000.00	11/11/21
21	1750798	MF	Columbus	OH	Actual/360	4.450%	50,224.29	17,777.74	0.00	N/A	12/01/27	--	13,106,738.27	13,088,960.53	11/01/21
22	1750505	RT	Murfreesboro	TN	Actual/360	4.640%	51,333.69	15,767.99	0.00	N/A	11/01/27	--	12,847,698.35	12,831,930.36	11/01/21
23	1750051	RT	Worcester	MA	Actual/360	4.610%	48,430.61	0.00	0.00	N/A	11/01/27	--	12,200,000.00	12,200,000.00	11/01/21
24	1750726	IN	Staunton	VA	Actual/360	4.315%	31,766.56	71,578.26	0.00	N/A	12/01/22	--	8,549,293.27	8,477,715.01	11/01/21
25	300801720	RT	Orland Park	IL	Actual/360	4.968%	44,925.34	14,712.40	0.00	N/A	12/01/27	--	10,501,481.30	10,486,768.90	09/01/20
26	300801706	RT	Sacramento	CA	Actual/360	4.061%	35,833.42	17,069.84	0.00	N/A	12/01/27	--	10,246,984.68	10,229,914.84	11/01/21
27	1750262	RT	Suwanee	GA	Actual/360	4.420%	35,900.38	14,695.47	0.00	N/A	12/01/27	--	9,432,298.55	9,417,603.08	11/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	300801703	LO	Camp Springs	MD	Actual/360	4.537%	36,549.35	14,339.26	0.00	N/A	11/01/27	--	9,355,169.11	9,340,829.85	05/01/20
29	300801715	LO	Las Vegas	NV	Actual/360	5.000%	40,501.22	13,095.05	0.00	N/A	12/01/27	--	9,406,734.93	9,393,639.88	11/01/21
30	300801721	MU	Pasadena	CA	Actual/360	4.000%	30,262.57	20,937.60	0.00	N/A	12/01/27	--	8,785,908.87	8,764,971.27	11/01/21
31	1750838	RT	Farmington	MI	Actual/360	4.920%	37,720.27	10,154.60	0.00	N/A	12/05/27	--	8,903,290.17	8,893,135.57	11/05/21
32	1750920	RT	Shawnee	KS	Actual/360	4.660%	25,532.32	9,468.50	0.00	N/A	12/01/27	--	6,362,753.67	6,353,285.17	11/01/21
33	600941325	RT	Silver Spring	MD	Actual/360	4.750%	25,704.27	9,246.10	0.00	N/A	11/11/27	--	6,284,236.56	6,274,990.46	11/11/21
34	300801710	SS	Grass Valley	CA	Actual/360	4.217%	22,695.66	0.00	0.00	N/A	12/01/22	--	6,250,000.00	6,250,000.00	11/01/21
35	1749598	RT	Coppell	TX	Actual/360	5.560%	28,394.61	5,898.94	0.00	N/A	11/01/32	--	5,930,644.94	5,924,746.00	11/01/21
36	300801718	MH	Houston	TX	Actual/360	4.466%	21,387.77	8,589.46	0.00	N/A	12/01/27	--	5,561,443.77	5,552,854.31	11/01/21
37	1750210	RT	Shreveport	LA	Actual/360	4.820%	18,015.26	9,256.91	0.00	N/A	11/01/27	--	4,340,446.38	4,331,189.47	11/01/21
38	300801705	SS	Brentwood	TN	Actual/360	4.675%	17,713.06	0.00	0.00	N/A	11/01/27	--	4,400,000.00	4,400,000.00	11/01/21
39	610942570	IN	St George	UT	Actual/360	4.700%	16,874.01	5,427.42	0.00	N/A	10/11/27	--	4,169,280.67	4,163,853.25	11/11/21
40	1750728	RT	Allen Park	MI	Actual/360	4.980%	14,317.82	4,695.98	0.00	N/A	11/01/27	--	3,338,785.44	3,334,089.46	11/01/21
41	309340041	RT	Stockbridge	GA	Actual/360	4.751%	10,564.30	3,521.81	0.00	N/A	12/01/27	--	2,582,239.72	2,578,717.91	11/01/21
42	1750162	RT	Colorado Springs	CO	Actual/360	4.580%	8,592.16	7,332.24	0.00	N/A	11/01/27	--	2,178,600.56	2,171,268.32	11/01/21
43	300801719	MH	Fort Pierce	FL	Actual/360	4.606%	8,304.44	3,148.35	0.00	N/A	12/01/27	--	2,093,760.67	2,090,612.32	11/01/21
44	1749930	MU	Philadelphia	PA	Actual/360	4.630%	8,240.13	3,128.97	0.00	N/A	10/01/27	--	2,066,778.48	2,063,649.51	11/01/21
45	410941717	RT	Ann Arbor	MI	Actual/360	4.880%	7,401.68	2,526.67	0.00	N/A	11/11/27	--	1,761,373.71	1,758,847.04	11/11/21
Totals							3,769,847.60	547,155.31	0.00				1,033,675,337.14	1,033,128,181.83
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,923,862.36	8,014,505.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	37,335,466.62	31,040,693.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	(7,451,967.62)	0.00	--	--	--	0.00	0.00	317,297.92	317,297.92	0.00	0.00
4	(248,129.27)	(200,702.75)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,455,688.55	3,199,039.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	1,740.20	0.00
6	59,805,804.42	40,832,037.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	12,874,073.65	9,408,780.77	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	(1,264,119.00)	(7,748.68)	01/01/21	06/30/21	10/12/21	5,802,784.56	184,275.07	226,226.04	3,342,307.13	526,159.54	0.00
9	12,524,791.99	6,584,176.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,793,688.87	2,271,999.06	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	8,677,940.00	6,986,077.38	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,098,564.13	1,601,338.77	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	25,592,603.00	12,802,517.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,570,960.00	786,091.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,830,791.60	1,538,946.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,560,572.99	1,747,179.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	474,915.85	386,000.92	01/01/21	06/30/21	--	0.00	0.00	65,189.34	65,189.34	0.00	0.00
18	1,545,555.00	833,585.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,370,044.32	294,906.67	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,852,968.34	989,692.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,079,029.03	1,046,147.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,307,615.00	715,539.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	13,437.88	0.00
23	1,360,308.60	1,133,590.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,586,909.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	26,480.00	0.00	--	--	11/12/21	0.00	0.00	59,507.43	834,301.17	173,656.62	0.00
26	806,123.00	2,526,832.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	843,943.20	646,147.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	(256,424.78)	193,693.45	01/01/21	06/30/21	06/11/21	0.00	0.00	50,772.53	915,272.14	219,719.92	0.00
29	633,869.86	659,555.31	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	669,086.09	536,307.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	831,635.55	640,575.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	730,804.05	619,608.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	555,325.00	356,661.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	856,812.00	753,354.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	458,938.29	211,384.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	698,200.88	351,367.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	547,463.22	336,346.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	389,095.86	351,134.49	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	120,056.85	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	358,889.01	243,775.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	289,063.00	155,321.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	158,913.09	82,498.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	287,984.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	286,688.27	86,275.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	196,830,827.57	140,875,290.33				5,802,784.56	184,275.07	718,993.25	5,474,367.70	934,714.16	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	0	0.00	3	64,611,817.01	0	0.00	1	10,486,768.90	0	0.00	0	0.00	0	0.00	4.235144%	4.201879%	71
10/18/21	0	0.00	0	0.00	3	64,705,563.11	0	0.00	1	10,501,481.30	0	0.00	0	0.00	0	0.00	4.235264%	4.201983%	72
09/17/21	0	0.00	0	0.00	3	64,807,534.27	0	0.00	1	10,517,576.27	0	0.00	0	0.00	0	0.00	4.235393%	4.202096%	73
08/17/21	0	0.00	0	0.00	3	64,900,474.71	0	0.00	1	10,532,157.44	0	0.00	0	0.00	0	0.00	4.235511%	4.202199%	74
07/16/21	0	0.00	0	0.00	3	64,993,032.58	0	0.00	1	10,546,676.50	0	0.00	0	0.00	0	0.00	4.235628%	4.202302%	75
06/17/21	0	0.00	0	0.00	3	65,093,858.43	1	10,562,585.14	0	0.00	0	0.00	0	0.00	0	0.00	4.235756%	4.202413%	76
05/17/21	0	0.00	1	16,000,000.00	3	65,185,620.25	1	10,576,974.58	0	0.00	0	0.00	0	0.00	0	0.00	4.235872%	4.198655%	77
04/16/21	1	16,000,000.00	0	0.00	3	65,285,678.79	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.235999%	4.198768%	78
03/17/21	1	16,000,000.00	0	0.00	3	65,376,650.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.236113%	4.198870%	79
02/18/21	0	0.00	0	0.00	3	65,493,354.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.236261%	4.199001%	80
01/15/21	0	0.00	0	0.00	3	65,583,472.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.236374%	4.199102%	81
12/17/20	1	16,000,000.00	2	56,170,692.06	1	9,502,526.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.236481%	4.199196%	82
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	310942335	10/11/21	0	A	317,297.92	317,297.92	0.00	85,000,000.00
8	300801709	09/01/20	13	6	226,226.04	3,342,307.13	1,097,902.03	45,713,267.81	11/18/20	2
17	300801716	10/01/21	0	B	65,189.34	65,189.34	0.00	17,750,000.00
25	300801720	09/01/20	13	6	59,507.43	834,301.17	211,947.58	10,698,529.47	03/27/20	7			05/13/21
28	300801703	05/01/20	17	6	50,772.53	915,272.14	309,320.09	9,600,928.90	06/09/20	2
Totals					718,993.25	5,474,367.70	1,619,169.70	168,762,726.18
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		14,000,000	14,000,000	0		0
13 - 24 Months		14,727,715	14,727,715	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,004,400,467	939,788,650	54,125,048		10,486,769

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	1,033,128,182	968,516,365	0	0	54,125,048	10,486,769
Oct-21	1,033,675,337	968,969,774	0	0	54,204,082	10,501,481
Sep-21	1,034,260,178	969,452,644	0	0	54,289,958	10,517,576
Aug-21	1,034,803,000	969,902,525	0	0	54,368,317	10,532,157
Jul-21	1,035,343,745	970,350,713	0	0	54,446,356	10,546,677
Jun-21	1,035,922,406	970,828,547	0	0	54,531,273	10,562,585
May-21	1,036,458,866	955,273,246	0	16,000,000	54,608,646	10,576,975
Apr-21	1,037,033,396	955,747,717	16,000,000	0	65,285,679	0
Mar-21	1,037,565,604	956,188,953	16,000,000	0	65,376,651	0
Feb-21	1,038,216,579	972,723,224	0	0	65,493,355	0
Jan-21	1,038,744,254	973,160,782	0	0	65,583,472	0
Dec-20	1,039,260,207	957,586,989	16,000,000	56,170,692	9,502,526	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	300801709	44,784,218.26	45,713,267.81	48,100,000.00	08/25/21	(506,314.18)	(0.33640)	06/30/21	12/01/27	312
25	300801720	10,486,768.90	10,698,529.47	14,800,000.00	09/14/21	(74,881.00)	(0.10460)	12/31/20	12/01/27	312
28	300801703	9,340,829.85	9,600,928.90	11,700,000.00	05/20/21	127,380.45	0.41710	06/30/21	11/01/27	311
Totals		64,611,817.01	66,012,726.18	74,600,000.00		(453,814.73)

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	300801709	LO	MD	11/18/20	2
Loan transferred for Imminent Monetary Default at borrower's request as a result of the Covid-19 pandemic. Lender intends to proceed with the appointment of a receiver and foreclosure.

25	300801720	RT	IL	03/27/20	7
Foreclosure sale completed 5/13/2021. Receiver was retained as property manager. Asset is projected to be fully monetized by 7/31/22.

28	300801703	LO	MD	06/09/20	2

Loan recently transferred for Monetary Default as a result of the Covid-19 pandemic. Special Servicer has filed for foreclosure and to appoint a receivership. Receivership hearing to take place November 9, 2021.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	300801696	30,000,000.00	4.38700%	30,000,000.00 4.38700%		10	06/29/20	07/01/20	08/11/20
29	300801715	9,606,738.44	5.00000%	9,606,738.44 5.00000%		10	06/23/20	06/01/20	08/11/20
Totals		39,606,738.44		39,606,738.44
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	9,654.97	0.00	0.00	24,059.79	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	624.82	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	16,654.97	0.00	624.82	24,059.79	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		41,339.58

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com> , specifically under the "Risk Retention Compliance" tab for the BANK 2017-BNK9 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information

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